UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22425

Nuveen Build America Bond Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Build America Bond Opportunity Fund (NBD)
	December 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona – 1.3% (1.2% of Total Investments)
$ 2,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	No Opt. Call	Aa1	$ 1,845,360
	Revenue Bonds, Build America Bonds, Series 2010A, 4.839%, 1/01/41
	California – 11.9% (10.7% of Total Investments)
1,030	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	No Opt. Call	A+	1,051,115
	Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 7.043%, 4/01/50
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A2	1,513,785
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
2,000	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Build	8/20 at 100.00	AA+	2,038,320
	America Taxable Bonds, Series 2010B, 7.350%, 8/01/43 – AGM Insured
2,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	2,400,800
	Bonds, Tender Option Bond Trust TN027, 29.762%, 8/01/49 (IF) (4)
1,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Mulitple	No Opt. Call	A+	992,700
	Capital Projects I, Build America Taxable Bond Series 2010B, 7.618%, 8/01/40
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA+	2,424,400
	Option Bond Trust T0003, 29.407%, 7/01/42 (IF)
1,500	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	No Opt. Call	AAA	1,468,680
	Build America Taxable Bonds Series 2010A, 5.911%, 4/01/48
2,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate Avenue,	No Opt. Call	AA–	1,609,500
	San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust B001,
	29.163%, 11/01/41 (IF)
3,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Build	No Opt. Call	Aa2	2,960,940
	America Taxable Bonds, Series 2010H, 6.548%, 5/15/48
16,030	Total California			16,460,240
	Colorado – 4.4% (4.0% of Total Investments)
4,000	Colorado State Bridge Enterprise Revenue Bonds, Federally Taxable Build America Series 2010A,	No Opt. Call	AA	4,099,240
	6.078%, 12/01/40
2,000	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, FasTracks Project, Build	No Opt. Call	AA+	2,013,440
	America Series 2010B, 5.844%, 11/01/50
6,000	Total Colorado			6,112,680
	Connecticut – 1.2% (1.1% of Total Investments)
1,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,623,420
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	District of Columbia – 2.8% (2.5% of Total Investments)
800	District of Columbia, Income Tax Secured Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	AAA	812,784
	2009E, 5.591%, 12/01/34
3,000	District of Columbia, Income Tax Secured Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	AAA	3,069,990
	2010F, 5.582%, 12/01/35 (4)
3,800	Total District of Columbia			3,882,774
	Georgia – 3.4% (3.1% of Total Investments)
2,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	1,970,580
	America Bonds Series 2010A, 6.637%, 4/01/57
3,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	2,775,900
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
5,000	Total Georgia			4,746,480
	Illinois – 12.1% (10.9% of Total Investments)
3,375	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	3,107,599
	America Bonds, Series 2010B, 6.200%, 12/01/40
4,350	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa3	4,382,712
	2010B, 6.900%, 1/01/40
2,000	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5,	No Opt. Call	A+	1,968,780
	7.350%, 7/01/35
2,720	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	2,685,184
	Senior Lien Series 2009A, 6.184%, 1/01/34
2,500	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project,	No Opt. Call	A2	2,532,850
	Build America Taxable Bond Series 2010A, 7.820%, 1/01/40
2,000	The Board of Trustee of Northern Illinois University, Auxiliary Facilities System Revenue	4/20 at 100.00	Aa3	2,064,960
	BondsFederally Taxable Build America Series 2010, 7.947%, 4/01/35 – AGM Insured
16,945	Total Illinois			16,742,085
	Indiana – 1.9% (1.7% of Total Investments)
2,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series	No Opt. Call	AA+	2,626,925
	2010B-2, 6.116%, 1/15/40
	Kentucky – 2.2% (2.0% of Total Investments)
3,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA–	3,020,580
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
	Massachusetts – 1.9% (1.8% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	Aaa	2,684,900
	Bond Trust T0004, 25.356%, 6/01/40 (IF)
	Michigan – 6.8% (6.2% of Total Investments)
3,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Build America	5/20 at 100.00	Aa2	2,920,170
	Taxable Bond Series 2010B, 6.845%, 5/01/40
3,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Build America Taxable Bond	No Opt. Call	AA+	2,984,670
	2010A, 6.720%, 1/01/41
2,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/22 at 100.00	Baa3	1,403,260
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
2,000	Wayne County Building Authority, Michigan, General Obligation Bonds, Jail Facilities,	12/20 at 100.00	A–	2,111,640
	Federally Taxable Recovery Zone Economic Development Series 2010, 10.000%, 12/01/40
10,000	Total Michigan			9,419,740
	Minnesota – 1.8% (1.7% of Total Investments)
2,500	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Build America Taxable	No Opt. Call	A1	2,539,175
	Bond Series 2010C, 6.770%, 1/01/46
	Mississippi – 1.8% (1.6% of Total Investments)
2,500	Mississippi State, General Obligation Bonds, Build America Taxable Bond Series 2010F,	No Opt. Call	AA	2,444,925
	5.245%, 11/01/34
	Missouri – 2.8% (2.5% of Total Investments)
1,150	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	1,206,546
	Bonds, Series 2010, 5.792%, 11/01/41
2,500	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	No Opt. Call	A3	2,663,325
	Bond, Federally Taxable Build America Bonds – Direct Pay, Series 2010A, 7.897%, 1/01/42
3,650	Total Missouri			3,869,871
	Nevada – 1.5% (1.4% of Total Investments)
2,000	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Federally Taxable Direct	No Opt. Call	A+	2,138,020
	Pay Build America Bonds, Series 2010E, 7.969%, 2/01/40
	New Jersey – 5.6% (5.0% of Total Investments)
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America	No Opt. Call	AA–	2,942,040
	Bonds Issuer Subsidy Program, Series 2010C, 5.754%, 12/15/28
2,500	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	2,732,800
	7.102%, 1/01/41
2,050	Rutgers State University, New Jersey, Revenue Bonds, Build America Taxable Bond Series 2010H,	No Opt. Call	AA	2,057,421
	5.665%, 5/01/40
7,550	Total New Jersey			7,732,261
	New York – 15.6% (14.1% of Total Investments)
10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	No Opt. Call	AAA	9,678,200
	2010D, 5.600%, 3/15/40 (UB)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Federally	No Opt. Call	A	2,040,700
	Taxable Issuer Subsidy Build America Bonds, Series 2010A, 6.668%, 11/15/39
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,851,200
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series 2010AA,
	5.440%, 6/15/43
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	1,930,200
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2, 26.319%,
	6/15/44 (IF)
2,455	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA–	2,550,819
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
2,500	New York City, New York, General Obligation Bonds, Federally Taxable Build America Bonds,	12/20 at 100.00	AA	2,564,750
	Series 2010-F1, 6.646%, 12/01/31
21,955	Total New York			21,615,869
	North Carolina – 1.1% (1.0% of Total Investments)
1,400	North Carolina Turnpike Authority, Triangle Expressway System State Annual Appropriation Revenue	1/19 at 100.00	AA	1,460,648
	Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009B, 6.700%, 1/01/39
	Ohio – 4.0% (3.6% of Total Investments)
2,500	American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects Revenue Bonds, Federally	No Opt. Call	A	2,579,250
	Taxable Build America Bonds, Series 2010B, 7.499%, 2/15/50
3,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	2,998,920
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
5,500	Total Ohio			5,578,170
	Pennsylvania – 5.7% (5.1% of Total Investments)
3,000	Kiski Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Build	9/20 at 100.00	Aa3	3,028,620
	America Taxable Bond Series 2010, 6.626%, 9/01/35 – AGM Insured
2,500	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B,	7/20 at 100.00	Aa1	2,567,950
	5.850%, 7/15/30
2,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	Aa3	2,273,425
	2010B, 5.511%, 12/01/45
8,000	Total Pennsylvania			7,869,995
	Tennessee – 2.2% (2.0% of Total Investments)
3,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennesse,	No Opt. Call	Aa2	3,004,740
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B,
	6.731%, 7/01/43
	Texas – 7.9% (7.1% of Total Investments)
1,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Build America	8/19 at 100.00	AAA	1,865,187
	Taxable Bonds, Series 2009B, 6.276%, 8/15/41
2,705	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Build America Taxable	No Opt. Call	AA+	2,846,688
	Bonds, Series 2009B, 5.999%, 12/01/44
2,000	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A+	2,020,900
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
2,500	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, School	2/21 at 100.00	AAA	2,617,050
	Building, Build America Taxable Bond Series 2010C, 6.450%, 2/15/35
1,500	North Texas Tollway Authority, System Revenue Bonds, Subordinate Lien Taxable Revenue Bonds,	2/20 at 100.00	Baa3	1,548,705
	Federally Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30
10,515	Total Texas			10,898,530
	Virginia – 1.3% (1.2% of Total Investments)
3,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/12 at 100.00	Baa3	1,846,410
	Refunding Senior Lien Series 2007A1, 6.706%, 6/01/46
	Washington – 1.8% (1.6% of Total Investments)
1,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds,	No Opt. Call	Aa3	998,730
	Build America Taxable Bond Series 2010B, 6.790%, 7/01/40
1,500	Washington State Economic Development Finance Authority, Biomedical Research Properties Lease	No Opt. Call	AA+	1,495,814
	Revenue Bonds, BuilAmerica Series 2010, 6.516%, 7/01/42
2,500	Total Washington			2,494,544
$ 142,845	Total Long-Term Investments (cost $140,371,813) – 103.0%			142,658,342

	Short-Term Investments – 7.6% (6.9% of Total Investments)
	South Carolina – 7.6% (6.9% of Total Investments)
$ 10,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	Aa2	10,555,800
	Variable Rate Demand Obligations, Build America Taxable Series 2010C,
	6.454%, 1/01/50 (UB) (5)
	Total Short-Term Investments (cost $10,021,460)			10,555,800
	Total Investments (cost $150,393,273) – 110.6%			153,214,142
	Floating Rate Obligations – (11.6)%			(16,000,000)
	Other Assets Less Liabilities – 1.0% (6)			1,280,284
	Net Assets – 100%			$ 138,494,426

Investments in Derivatives

Forward Swaps outstanding at December 31, 2010:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)
Barclays Bank PLC	$11,200,000	Receive	1-Month USD-LIBOR	2.240%	Monthly	12/17/10	12/17/15	$ (88,949)
Morgan Stanley	11,200,000	Receive	1-Month USD-LIBOR	0.496%	Monthly	12/17/10	12/17/11	(13,690)
Morgan Stanley	11,200,000	Receive	1-Month USD-LIBOR	1.295%	Monthly	12/17/10	12/17/13	(44,500)
Morgan Stanley	20,000,000	Receive	3-Month USD-LIBOR	4.334%	Semi-Annually	1/12/12	1/12/40	2,194
Morgan Stanley	17,000,000	Receive	3-Month USD-LIBOR	4.600%	Semi-Annually	1/27/12	1/27/40	(711,094)
Morgan Stanley	12,000,000	Receive	3-Month USD-LIBOR	4.435%	Semi-Annually	2/24/12	2/24/40	(144,452)
								$(1,000,491)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$142,658,342	$ —	$142,658,342
Short-Term Investments	—	10,555,800	—	10,555,800
Derivatives:
Forward Swaps*	—	(1,000,491)	—	(1,000,491)
Total	$ —	$152,213,651	$ —	$152,213,651
* Represents net unrealized appreciation (depreciation).

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2, or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on		Unrealized depreciation on
		forward swaps*	$2,194	forward swaps*	$1,002,685
* Represents cumulative unrealized appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At December 31, 2010, the cost of investments (excluding investments in derivates) was $134,925,419.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 3,630,406
Depreciation	(1,341,883)
Net unrealized appreciation (depreciation) of investments	$ 2,288,523

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.
(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 1, 2011